Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2025	Apr. 30, 2025
Current assets
Cash	$ 16,508	$ 10,665
Amounts receivable, net	3,118	4,115
Tax receivable	152	143
Inventory	531	2,095
Unbilled revenue	925	548
Prepaid expenses	504	1,188
Total current assets	21,738	18,754
Restricted cash	128	126
Deposit on equipment	26	502
Property and equipment	4,210	15,762
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	26,102	44,441
Current liabilities
Accounts payable and accrued liabilities	3,432	5,283
Deferred revenue	913	1,090
Income taxes payable	425	475
Leases	421	1,850
Deferred acquisition payments	0	314
Current liabilities	5,191	9,012
Leases	3,206	11,553
Deferred income tax liability	0	250
Total liabilities	8,397	20,815
SHAREHOLDERS' EQUITY
Share capital	136,242	136,371
Contributed surplus	13,040	12,833
Accumulated other comprehensive loss	3,357	3,216
Accumulated deficit	(134,934)	(128,794)
Equity	17,705	23,626
Total liabilities and shareholders' equity	$ 26,102	$ 44,441